NOTE 3. DISCONTINUED OPERATIONS (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Note 3. Discontinued Operations Details 1
Revenues	$ 154,268	$ 812,019	$ 661,512
Income from discontinued operations	10,100	35,429	28,018
Income tax provisions	1,895	8,941	7,424
Income from discontinued operation, net of income tax	$ 8,205	$ 26,488	$ 20,594